Lease Termination Charges	12 Months Ended
Dec. 31, 2014
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Lease Termination Charges

NOTE 19—LEASE TERMINATION CHARGES

For the year ended December 31, 2013, the Company has recorded lease termination charges of $3,063 primarily related to the closure of an underperforming theatre prior to the end of its lease term. The remaining lease term of the theatre is approximately five years. In accordance with ASC 420, Exit or Disposal Cost Obligations, the Company recorded a liability of $2,413 representing the present value of the future contractual commitments for the base rents, taxes and maintenance. As of December 31, 2014, the liability was $1,797. The current portion of the liability is included in accrued expenses and the long-term portion of the liability is included with other long-term liabilities in the accompanying consolidated balance sheets.

The Company has also recorded lease termination charges of $650 during the year ended December 31, 2013 in connection with the early termination of a lease agreement for a new build-to-suit theatre.